RECENTLY ISSUED ACCOUNTING STANDARDS	6 Months Ended
Jun. 30, 2017
Recently Issued Accounting Standards
RECENTLY ISSUED ACCOUNTING STANDARDS
NOTE 5:-	RECENTLY ISSUED ACCOUNTING STANDARDS

1.	In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606). The new standard is effective for reporting periods beginning after December 15, 2018. The standard will supersede existing revenue recognition guidance, including industry-specific guidance, and will provide companies with a single revenue recognition model for recognizing revenue from contracts with customers. The two permitted transition methods under the new standard are the full retrospective method, in which case the standard would be applied to each prior reporting period presented, or the modified retrospective method, in which case the cumulative effect of applying the standard would be recognized at the date of initial application. The Company is planning to adopt this ASU on January 1, 2018 under the modified retrospective approach, which will result in a cumulative adjustment to retained earnings. The Company expects that, as a result of the adoption of this ASU, the timing of recognizing revenue from sales of products to its distributors under agreements that will allow certain rights of return and other special rights will be generally earlier than under the existing revenue recognition guidance. The Company continues to evaluate the requirements of the standard, which are currently not expected to have a material effect on the Company’s financial statements.

2.	In May 2017 the FASB issued ASU No. 2017-09, Compensation - Stock Compensation (Topic 718): Scope of Modification Accounting. ASU 2017-09 provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. ASU No. 2017-09 is effective for financial statements issued for annual reporting periods beginning after December 15, 2017 and interim periods within those years. Earlier application is permitted. The adoption of the new requirements of ASU No. 2017-09 are not expected to have a material impact on the Company’s consolidated financial position or results of operations.

3.	In July 2017, the FASB issued ASU 2017-11, Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480), Derivatives and Hedging (Topic 815): I. Accounting for Certain Financial Instruments with Down Round Features and II. Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Non-public Entities and Certain Mandatorily Redeemable Non-controlling Interests with a Scope Exception. Part I applies to entities that issue financial instruments such as warrants, convertible debt or convertible preferred stock that contain down round features. Part II simply replaces the indefinite deferral for certain mandatorily redeemable non-controlling interests and mandatorily redeemable financial instruments of nonpublic entities contained within Accounting Standards Codification (ASC) Topic 480 with a scope exception and does not impact the accounting for these mandatorily redeemable instruments. This ASU is effective for public companies for the annual reporting periods beginning after December 15, 2018, and interim periods within those annual periods. Early adoption is permitted. The Company is currently evaluating the impact that the adoption of the standard may have on its consolidated financial statements.